VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Breakdown of Vessel Carrying Value) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item		Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Net Carrying Value	$ 1,104,727		$ 1,100,050
Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Cost	1,404,360		1,478,940	$ 1,642,891	$ 1,648,115
Accumulated Depreciation	(302,087)		(381,449)	(404,957)	(341,575)
Net Carrying Value	$ 1,102,273		$ 1,097,491	$ 1,237,934	$ 1,306,540
Average Vessel Age	11 years 8 months 12 days		11 years 8 months 12 days
Number of owned vessels | item	42		42
International Crude Tankers Segment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 1,009,405		$ 1,051,564
Accumulated Depreciation	(233,389)		(320,608)
Net Carrying Value	$ 776,016	[1]	$ 730,956
Average Vessel Age	12 years 1 month 6 days		12 years 3 months 18 days
Number of owned vessels | item	27		24
International Crude Tankers Segment [Member] | VLCCs (included ULCC) [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 663,880		$ 681,891
Accumulated Depreciation	(209,966)		(235,159)
Net Carrying Value	$ 453,914		$ 446,732
Average Vessel Age	12 years 1 month 6 days		12 years 1 month 6 days
Number of owned vessels | item	10		9
International Crude Tankers Segment [Member] | Aframaxes (LR2) [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 167,146		$ 247,863
Accumulated Depreciation	(21,064)		(66,943)
Net Carrying Value	$ 146,082		$ 180,920
Average Vessel Age	12 years 7 months 6 days		11 years 7 months 6 days
Number of owned vessels | item	7		7
International Crude Tankers Segment [Member] | Suzemax [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 117,259
Accumulated Depreciation	(1,821)
Net Carrying Value	$ 115,438
Average Vessel Age	4 months 24 days
Number of owned vessels | item	2
International Crude Tankers Segment [Member] | Panamaxes (LR1) [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 61,120		$ 121,810
Accumulated Depreciation	(538)		(18,506)
Net Carrying Value	$ 60,582		$ 103,304
Average Vessel Age	15 years 3 months 18 days		14 years 3 months 18 days
Number of owned vessels | item	8		8
International Crude Tankers Segment [Member] | 1 Ultra Large Crude Carriers (ULCC), 8 Very Large Crude Carriers (VLCC), 7 Aframaxes and 7 Panamaxes [Member]
Property, Plant and Equipment [Line Items]
Net Carrying Value	$ 581,461
Property, plant and equipment, fair value	459,000
Pledged collateral market value over carrying value difference	122,461
International Product Carriers Segment [Member]
Property, Plant and Equipment [Line Items]
Cost	394,955		$ 427,376
Accumulated Depreciation	(68,698)		(60,841)
Net Carrying Value	$ 326,257	[2]	$ 366,535
Average Vessel Age	9 years 7 months 6 days		9 years 3 months 18 days
Number of owned vessels | item	15		18
International Product Carriers Segment [Member] | Aframaxes (LR2) [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 73,681		$ 73,681
Accumulated Depreciation	(9,305)		(6,601)
Net Carrying Value	$ 64,376		$ 67,080
Average Vessel Age	3 years 4 months 24 days		2 years 4 months 24 days
Number of owned vessels | item	1		1
International Product Carriers Segment [Member] | Panamaxes (LR1) [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 106,176		$ 106,176
Accumulated Depreciation	(13,122)		(8,474)
Net Carrying Value	$ 93,054		$ 97,702
Average Vessel Age	9 years		8 years 1 month 6 days
Number of owned vessels | item	4		4
International Product Carriers Segment [Member] | MR Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 215,098		$ 247,519
Accumulated Depreciation	(46,271)		(45,766)
Net Carrying Value	$ 168,827		$ 201,753
Average Vessel Age	11 years 6 months		11 years 2 months 12 days
Number of owned vessels | item	10		13
International Product Carriers Segment [Member] | 1 LR2, 4 LR1s and 5 MRs Vessels [Member]
Property, Plant and Equipment [Line Items]
Net Carrying Value	$ 281,383
Property, plant and equipment, fair value	209,375
Pledged collateral market value over carrying value difference	$ 72,008

[1]	Includes seven VLCCs, two Suezmaxes, and three Aframaxes with an aggregate carrying value of $581,461, which the Company believes exceeds their aggregate market values (estimated by taking an average of two third party vessel appraisals) of approximately $459,000 by $122,461.
[2]	Includes one LR2, four LR1s and four MRs with an aggregate carrying value of $281,383, which the Company believes exceeds their aggregate market values (estimated by taking an average of two third party vessel appraisals) of approximately $209,375, by $72,008.